UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS LEGG MASON GROWTH FUND

QS LEGG MASON MODERATE GROWTH FUND

QS LEGG MASON CONSERVATIVE GROWTH FUND

QS LEGG MASON DEFENSIVE GROWTH FUND

FORM N-Q

OCTOBER 31, 2015

QS LEGG MASON GROWTH FUND

Schedules of investments (unaudited)	October 31, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,410,850	$85,349,953
QS Batterymarch International Equity Fund, Class IS Shares		6,612,493	98,989,016
QS Legg Mason Strategic Real Return Fund, Class IS Shares		3,693,316	44,245,926
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		233,680	51,171,219
ClearBridge Appreciation Fund, Class IS Shares		3,165,133	66,499,442
ClearBridge International Value Fund, Class IS Shares		4,065,638	41,062,940
ClearBridge Large Cap Growth Fund, Class IS Shares		560,642	20,592,379
ClearBridge Mid Cap Core Fund, Class IS Shares		1,181,044	41,053,081
ClearBridge Small Cap Growth Fund, Class IS Shares		1,978,726	55,720,931
QS Batterymarch Global Dividend Fund, Class IS Shares		6,366,265	71,429,498
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		3,807,443	64,421,930
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		4,657,433	51,464,639
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		546,241	6,320,006
Western Asset High Yield Fund, Class IS Shares		760,533	6,084,262
Western Asset Macro Opportunities Fund, Class IS Shares		1,594,769	17,430,831

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $555,262,725)			721,836,053

RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,553,195)	0.137%	1,553,195	1,553,195

TOTAL INVESTMENTS - 100.1% (Cost - $556,815,920#)			723,389,248
Liabilities in Excess of Other Assets - (0.1)%			(810,710)

TOTAL NET ASSETS - 100.0%			$722,578,538

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON MODERATE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,643,364	$51,149,091
QS Batterymarch International Equity Fund, Class IS Shares		2,957,624	44,275,628
QS Legg Mason Strategic Real Return Fund, Class IS Shares		2,461,504	29,488,814
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		126,964	27,802,673
ClearBridge Appreciation Fund, Class IS Shares		1,873,005	39,351,826
ClearBridge International Value Fund, Class IS Shares		1,909,982	19,290,818
ClearBridge Large Cap Growth Fund, Class IS Shares		365,837	13,437,196
ClearBridge Mid Cap Core Fund, Class IS Shares		644,992	22,419,911
ClearBridge Small Cap Growth Fund, Class IS Shares		1,172,187	33,008,783
QS Batterymarch Global Dividend Fund, Class IS Shares		4,242,770	47,603,875
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		1,989,509	33,662,485
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		2,159,432	23,861,725
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		619,248	7,610,553
Western Asset Core Plus Bond Fund, Class IS Shares		4,620,282	53,456,667
Western Asset High Yield Fund, Class IS Shares		1,603,320	12,826,562
Western Asset Macro Opportunities Fund, Class IS Shares		1,658,030	18,122,263

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $384,802,047)			477,368,870

RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $774,973)	0.137%	774,973	774,973

TOTAL INVESTMENTS - 100.1% (Cost - $385,577,020#)			478,143,843
Liabilities in Excess of Other Assets - (0.1)%			(629,324)

TOTAL NET ASSETS - 100.0%			$477,514,519

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,197,970	$23,180,716
QS Batterymarch International Equity Fund, Class IS Shares		1,158,154	17,337,566
QS Legg Mason Strategic Real Return Fund, Class IS Shares		1,614,915	19,346,684
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		54,559	11,947,334
ClearBridge Appreciation Fund, Class IS Shares		874,331	18,369,685
ClearBridge International Value Fund, Class IS Shares		1,142,371	11,537,946
ClearBridge Large Cap Growth Fund, Class IS Shares		141,409	5,193,960
ClearBridge Mid Cap Core Fund, Class IS Shares		305,637	10,623,930
ClearBridge Small Cap Growth Fund, Class IS Shares		605,017	17,037,270
QS Batterymarch Global Dividend Fund, Class IS Shares		2,775,735	31,143,746
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		760,189	12,862,403
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		715,799	7,909,577
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,108,410	25,912,356
Western Asset Core Plus Bond Fund, Class IS Shares		5,901,051	68,275,164
Western Asset High Yield Fund, Class IS Shares		1,864,391	14,915,126
Western Asset Macro Opportunities Fund, Class IS Shares		1,212,915	13,257,157

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $260,346,134)			308,850,620

RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $461,109)	0.137%	461,109	461,109

TOTAL INVESTMENTS - 100.0% (Cost - $260,807,243#)			309,311,729
Liabilities in Excess of Other Assets - 0.0%			(32,735)

TOTAL NET ASSETS - 100.0%			$309,278,994

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS LEGG MASON DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2015

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		224,047	$4,335,300
QS Batterymarch International Equity Fund, Class IS Shares		492,254	7,369,044
QS Legg Mason Strategic Real Return Fund, Class IS Shares		751,736	9,005,796
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		16,099	3,525,429
ClearBridge Appreciation Fund, Class IS Shares		272,059	5,715,967
ClearBridge Mid Cap Core Fund, Class IS Shares		108,593	3,774,706
ClearBridge Small Cap Growth Fund, Class IS Shares		134,492	3,787,291
QS Batterymarch Global Dividend Fund, Class IS Shares		1,012,602	11,361,395
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		179,089	3,030,181
The Royce Fund - Royce Small-Cap Value Fund, Institutional Class Shares		218,183	2,410,921
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,653,394	20,320,215
Western Asset Core Plus Bond Fund, Class IS Shares		4,042,117	46,767,297
Western Asset High Yield Fund, Class IS Shares		1,424,606	11,396,850
Western Asset Macro Opportunities Fund, Class IS Shares		570,593	6,236,578

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $121,451,141)			139,036,970

RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $223,930)	0.137%	223,930	223,930

TOTAL INVESTMENTS - 100.1% (Cost - $121,675,071#)			139,260,900
Liabilities in Excess of Other Assets - (0.1)%			(128,958)

TOTAL NET ASSETS - 100.0%			$139,131,942

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Growth Fund (formerly QS Legg Mason Lifestyle Allocation 85%) (“Growth Fund”), QS Legg Mason Moderate Growth Fund (formerly QS Legg Mason Lifestyle Allocation 70%) (“Moderate Growth Fund”), QS Legg Mason Conservative Growth Fund (formerly QS Legg Mason Lifestyle Allocation 50%) (“Conservative Growth Fund”) and QS Legg Mason Defensive Growth Fund (formerly QS Legg Mason Lifestyle Allocation 30%) (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

Effective June 1, 2015, each Fund’s name, investment policies and strategies were changed.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$721,836,053	—	—	$721,836,053

Short-term investments†	1,553,195	—	—	1,553,195

Total investments	$723,389,248	—	—	$723,389,248

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$477,368,870	—	—	$477,368,870

Short-term investments†	774,973	—	—	774,973

Total investments	$478,143,843	—	—	$478,143,843

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$308,850,620	—	—	$308,850,620

Short-term investments†	461,109	—	—	461,109

Total investments	$309,311,729	—	—	$309,311,729

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in underlying funds†	$139,036,970	—	—	$139,036,970

Short-term investments†	223,930	—	—	223,930

Total investments	$139,260,900	—	—	$139,260,900

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At October 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth Fund	$171,246,807	$(4,673,479)	$166,573,328
Moderate Growth Fund	95,503,537	(2,936,714)	92,566,823
Conservative Growth Fund	50,420,229	(1,915,743)	48,504,486
Defensive Growth Fund	18,695,618	(1,109,789)	17,585,829

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2015. The following transactions were effected in shares of such Underlying Funds for the period ended October 31, 2015.

Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distribution from Affiliated Underlying Funds	Affiliate Value at October 31, 2015	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$69,233,760	$13,432,000	58,212	$6,523,434	142,980	—	—	$51,171,219	$27,075,536
ClearBridge Appreciation Fund, Class IS Shares	75,250,679	18,076,000	873,925	28,031,959	1,526,685	—	—	66,499,442	4,004,760
ClearBridge International Value Fund, Class IS Shares	68,660,214	11,018,000	1,033,319	27,823,556	3,826,843	—	—	41,062,940	13,463,996
ClearBridge Large Cap Growth Fund, Class IS Shares	—	22,253,000	621,810	2,210,120	61,168	—	—	20,592,379	(40,580)
ClearBridge Mid Cap Core Fund, Class IS Shares	37,549,989	5,278,218	148,436	3,904,410	123,132	—	$13,218	41,053,081	378,993
ClearBridge Small Cap Growth Fund, Class IS Shares	51,055,047	20,202,000	674,087	14,919,649	502,619	—	—	55,720,931	117,728
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	74,392,794	19,448,000	1,004,073	11,691,798	601,455	—	—	85,349,953	208,250
QS Batterymarch Global Dividend Fund, Class IS Shares	—	79,105,357	7,005,017	7,217,900	638,752	$561,357	—	71,429,498	(139,599)
QS Batterymarch International Equity Fund, Class IS Shares	66,935,776	39,057,000	2,466,099	7,709,455	492,260	—	—	98,989,016	(153,604)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	75,741,095	16,678,000	970,061	15,308,327	1,786,616	—	—	64,421,930	15,764,320

Notes to Schedule of Investments (unaudited) (continued)

Growth Fund (continued)	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distribution from Affiliated Underlying Funds	Affiliate Value at October 31, 2015	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
QS Legg Mason Strategic Real Return Fund, Class IS Shares	$52,268,384	$2,353,000	187,271	$9,385,819	675,426	—	—	$44,245,926	$(907,037)
Royce Small-Cap Value Fund, Institutional Class Shares*	50,727,934	14,006,000	1,165,878	12,859,806	1,058,035	—	—	51,464,639	(486,785)
Western Asset Core Plus Bond Fund, Class IS Shares	45,106,525	6,686,482	578,848	43,486,187	3,839,065	$331,482	—	6,320,006	1,600,007
Western Asset High Yield Fund, Class IS Shares	34,410,728	3,109,953	369,211	32,112,819	3,676,140	664,953	—	6,084,262	(353,610)
Western Asset Macro Opportunities Fund, Class IS Shares	—	19,483,000	1,781,800	2,049,863	187,031	—	—	17,430,831	(22,854)
Western Asset Total Return Unconstrained Fund, Class IS Shares	39,205,759	270,944	25,891	38,420,797	3,802,939	270,944	—	—	1,316,924

	$740,538,684	$290,456,954		$263,655,899		$1,828,736	$13,218	$721,836,053	$61,826,445

*	Formerly Royce Value Fund

Moderate Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distribution from Affiliated Underlying Funds	Affiliate Value at October 31, 2015	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$39,947,877	$8,720,000	37,773	$4,462,304	94,553	—	—	$27,802,673	$17,747,251
ClearBridge Appreciation Fund, Class IS Shares	43,855,394	11,243,000	543,254	16,632,913	895,282	—	—	39,351,826	2,132,739
ClearBridge International Value Fund, Class IS Shares	35,121,849	5,007,000	471,232	15,082,606	2,069,926	—	—	19,290,818	7,284,207
ClearBridge Large Cap Growth Fund, Class IS Shares	—	14,221,000	397,558	1,145,765	31,721	—	—	13,437,196	(11,270)
ClearBridge Mid Cap Core Fund, Class IS Shares	21,767,954	1,516,103	42,722	1,998,861	67,719	—	$7,103	22,419,911	367,937
ClearBridge Small Cap Growth Fund, Class IS Shares	23,493,913	13,212,000	440,695	2,866,340	100,151	—	—	33,008,783	132,172
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	43,356,563	12,078,000	622,641	6,158,589	315,299	—	—	51,149,091	46,474
QS Batterymarch Global Dividend Fund, Class IS Shares	—	52,930,673	4,686,843	5,018,020	444,073	$375,673	—	47,603,875	(72,540)
QS Batterymarch International Equity Fund, Class IS Shares	30,652,471	17,103,000	1,086,642	3,942,580	253,236	—	—	44,275,628	27,786
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	44,143,677	10,371,000	603,154	11,473,522	1,308,619	—	—	33,662,485	11,272,888
QS Legg Mason Strategic Real Return Fund, Class IS Shares	34,588,309	1,949,000	155,044	6,362,035	460,605	—	—	29,488,814	(559,864)
Royce Small-Cap Value Fund, Institutional Class Shares*	23,343,565	7,472,000	634,113	6,863,858	568,274	—	—	23,861,725	(170,793)
Western Asset Core Bond Fund, Class IS Shares	—	9,229,868	749,916	1,611,137	130,668	86,868	—	7,610,553	(10,016)
Western Asset Core Plus Bond Fund, Class IS Shares	72,652,769	10,928,848	942,845	28,756,468	2,453,598	1,338,848	—	53,456,667	(7,811)
Western Asset High Yield Fund, Class IS Shares	23,953,391	9,912,973	1,180,494	21,033,656	2,408,544	792,973	—	12,826,562	(734,835)
Western Asset Macro Opportunities Fund, Class IS Shares	—	20,340,000	1,859,718	2,210,503	201,688	—	—	18,122,263	(31,815)
Western Asset Total Return Unconstrained Fund, Class IS Shares	56,856,034	502,738	48,027	54,149,631	5,525,487	502,738	—	—	3,590,912

	$493,733,766	$206,737,203		$189,768,788		$3,097,100	$7,103	$477,368,870	$41,003,422

*	Formerly Royce Value Fund

Notes to Schedule of Investments (unaudited) (continued)

Conservative Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distribution from Affiliated Underlying Funds	Affiliate Value at October 31, 2015	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$16,750,696	$4,938,000	21,517	$4,033,380	44,005	—	—	$11,947,334	$6,290,872
ClearBridge Appreciation Fund, Class IS Shares	19,307,407	6,562,000	318,351	7,850,975	423,594	—	—	18,369,685	1,021,490
ClearBridge International Value Fund, Class IS Shares	13,428,392	4,552,000	429,868	4,576,460	628,995	—	—	11,537,946	2,170,266
ClearBridge Large Cap Growth Fund, Class IS Shares	—	5,607,000	156,732	553,313	15,323	—	—	5,193,960	(3,560)
ClearBridge Mid Cap Core Fund, Class IS Shares	10,762,178	503,379	14,214	1,162,878	39,823	—	$3,379	10,623,930	228,284
ClearBridge Small Cap Growth Fund, Class IS Shares	11,947,862	10,770,000	363,700	5,392,318	181,616	—	—	17,037,270	22,742
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	19,087,950	7,220,000	375,069	4,008,674	205,545	—	—	23,180,716	28,827
QS Batterymarch Global Dividend Fund, Class IS Shares	—	34,358,651	3,043,200	3,022,348	267,465	$241,651	—	31,143,746	(25,248)
QS Batterymarch International Equity Fund, Class IS Shares	13,669,807	5,849,000	375,230	2,576,651	164,395	—	—	17,337,566	(63,202)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,430,759	5,909,000	345,332	6,321,139	771,392	—	—	12,862,403	7,087,498
QS Legg Mason Strategic Real Return Fund, Class IS Shares	22,266,707	1,758,000	141,704	4,245,577	308,126	—	—	19,346,684	(356,851)
Royce Small-Cap Value Fund, Institutional Class Shares*	11,872,736	2,300,000	209,008	6,281,311	558,028	—	—	7,909,577	289,154
Western Asset Core Bond Fund, Class IS Shares	—	30,077,362	2,442,347	4,117,440	333,937	301,362	—	25,912,356	(22,713)
Western Asset Core Plus Bond Fund, Class IS Shares	95,791,965	6,031,420	520,570	31,145,038	2,703,229	1,816,420	—	68,275,164	430,088
Western Asset High Yield Fund, Class IS Shares	21,878,488	6,863,628	816,349	13,672,264	1,538,068	848,628	—	14,915,126	(728,935)
Western Asset Macro Opportunities Fund, Class IS Shares	—	14,681,000	1,341,187	1,405,863	128,272	—	—	13,257,157	(12,670)
Western Asset Total Return Unconstrained Fund, Class IS Shares	44,297,142	433,831	41,441	41,693,119	4,308,988	423,831	—	—	3,336,038

	$320,492,089	$148,414,271		$142,058,748		$3,631,892	$3,379	$308,850,620	$19,692,080

*	Formerly Royce Value Fund

Notes to Schedule of Investments (unaudited) (continued)

Defensive Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distribution from Affiliated Underlying Funds	Affiliate Value at October 31, 2015	Realized Gain/(Loss) from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$3,849,300	$1,710,000	7,469	$1,235,384	9,075	—	—	$3,525,429	$887,074
ClearBridge Appreciation Fund, Class IS Shares	5,068,076	2,520,000	122,398	2,195,769	107,471	—	—	5,715,967	53,618
ClearBridge Mid Cap Core Fund, Class IS Shares	4,430,880	306,203	8,757	830,801	36,541	—	$1,203	3,774,706	456,974
ClearBridge Small Cap Growth Fund, Class IS Shares	—	4,452,000	148,983	437,244	14,491	—	—	3,787,291	(2,900)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	5,012,147	2,420,000	125,669	3,045,589	171,673	—	—	4,335,300	354,044
QS Batterymarch Global Dividend Fund, Class IS Shares	—	12,633,288	1,119,359	1,206,353	106,757	$87,288	—	11,361,395	(4,201)
QS Batterymarch International Equity Fund, Class IS Shares	6,800,670	4,059,000	260,444	3,550,956	239,477	—	—	7,369,044	133,099
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,101,456	2,117,000	123,830	2,612,909	256,185	—	—	3,030,181	1,838,674
QS Legg Mason Strategic Real Return Fund, Class IS Shares	10,071,845	1,008,000	81,986	1,837,028	135,998	—	—	9,005,796	(122,599)
Royce Small-Cap Value Fund, Institutional Class Shares*	4,275,969	2,105,000	192,612	3,562,776	357,924	—	—	2,410,921	641,292
Western Asset Core Bond Fund, Class IS Shares	—	23,330,390	1,893,447	2,959,859	240,053	237,390	—	20,320,215	(18,110)
Western Asset Core Plus Bond Fund, Class IS Shares	65,447,633	3,765,594	325,060	19,905,060	1,805,950	1,260,594	—	46,767,297	1,148,247
Western Asset High Yield Fund, Class IS Shares	13,650,629	3,731,745	443,602	5,494,093	632,546	601,745	—	11,396,850	(182,935)
Western Asset Macro Opportunities Fund, Class IS Shares	—	6,905,000	630,502	656,599	59,909	—	—	6,236,578	(5,762)
Western Asset Total Return Unconstrained Fund, Class IS Shares	22,599,430	267,324	25,551	21,006,266	2,202,760	222,324	—	—	2,012,697

	$146,308,035	$71,330,544		$70,536,686		$2,409,341	$1,203	$139,036,970	$7,189,212

*	Formerly Royce Value Fund

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 18, 2015